Trade and other payables	12 Months Ended
Dec. 31, 2019
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Trade and other payables
34.	Trade and other payables

	2019	2018
Payable to suppliers	2,728,485	2,372,512
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	562,536	455,496
Taxes payable	523,584	465,966
Accrued selling and marketing expenses	100,792	91,747
Other	202,074	402,453

	4,117,471	3,788,174

Payable to suppliers arises in the ordinary course of business.
Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.
Accrued selling and marketing expenses mainly result from services received from third parties related to the marketing activities of the Group, but not yet invoiced.